TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES

12       TRADE AND OTHER PAYABLES

	2025	2024
Trade accounts payable to suppliers	111,350	69,565
Other taxes payables	30,971	15,820
Accrued liabilities to suppliers	43,903	12,682
Contract liability	3,390	-
Total accounts payable	189,614	98,067